Stock-Based Compensation - Schedule of RSU Activity (Detail) - Restricted Stock Units - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Number of Shares, Beginning balance	13,422	11,603	94,610
Number of Shares, Exercised		45,287
Number of Shares, Vested		43,468	83,007
Number of Shares, Ending balance		13,422	11,603
Weighted-Average Grant Date Fair Value Per Share
Weighted-Average Grant Date Fair Value Per Share, Beginning balance			$ 0.61
Exercised		$ 2.20
Vested		$ 1.83	$ 0.61
Weighted-Average Grant Date Fair Value Per Share, Ending balance		$ 2.20	$ 0.61
2019 Stock Option and Incentive Plan
Number of Shares
Number of Shares, RSUs granted	229,450
Number of Shares, RSUs forfeited	(2,900)
Number of Shares, Ending balance	226,550
Weighted-Average Grant Date Fair Value Per Share
Weighted-Average Grant Date Fair Value Per Share, RSUs granted	$ 38.26
Weighted-Average Grant Date Fair Value Per Share, RSUs forfeited	37.51
Weighted-Average Grant Date Fair Value Per Share, Ending balance	$ 38.27